SEGMENT INFORMATION (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Segment Reporting [Abstract]
SCHEDULE OF REVENUE BY SEGMENT INFORMATION

	Three Months Ended March 31,
	2025	2024
Consulting expenses	$633,981	$410,104
Contract labor	613,340	222,208
Personnel expenses	1,946,816	1,619,387
Business development expenses	119,610	263,844
Royalty expenses	225,320	329,888
Marketing expenses	334,378	111,489
Other expenses*	1,023,810	1,039,764
Total operating expenses	$4,897,255	$3,996,684

*	Other expenses is materially comprised of rent, insurance, stock-based compensation, depreciation and amortization, licenses, dues and subscriptions, travel and entertainment, and merchant fees.

	Years Ended December 31,
	2024	2023
Consulting expenses	$1,226,900	$554,036
Contract labor	1,365,640	1,282,583
Personnel expenses	9,314,415	9,681,323
Business development expenses	528,264	729,466
Royalty expenses	706,214	709,640
Marketing expenses	710,658	395,941
Other expenses*	2,828,222	8,065,306
Total operating expenses	$16,690,313	$21,418,295

*	Other expenses materially comprised of rent, insurance, stock-based compensation, depreciation and amortization, licenses, dues and subscriptions, travel and entertainment, and merchant fees.